Basis of Presentation and General Information - List of time charter-in vessel and time charter-in newbuilding vessels (Table) (Details)	12 Months Ended
Dec. 31, 2024
Star Shibumi [Member]
Property, Plant and Equipment [Line Items]
DWT	180,000
Built	2021
Yard	JMU
Country	Japan
Delivery	November 30, 2021
Minimum Period	November 2028
Star Voyager [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	Tsuneishi, Zhousan
Country	China
Delivery	January 11, 2024
Minimum Period	January 2031
Stargazer [Member]
Property, Plant and Equipment [Line Items]
DWT	66,000
Built	2024
Yard	Tsuneishi, Cebu
Country	Philippines
Delivery	January 16, 2024
Minimum Period	January 2031
Star Explorer [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	JMU
Country	Japan
Delivery	March 8, 2024
Minimum Period	March 2031
Star Earendel [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	JMU
Country	Japan
Delivery	June 28, 2024
Minimum Period	June 2031
Star Illusion [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000
Built	2024
Yard	Tsuneishi, Zhousan
Country	China
Delivery	October 11, 2024
Minimum Period	October 2031
Star Thetis [Member]
Property, Plant and Equipment [Line Items]
DWT	66,000
Built	2024
Yard	Tsuneishi, Cebu
Country	Philippines
Delivery	November 12, 2024
Minimum Period	November 2031
Time charter-in newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
DWT	640,000